SCHEDULE OF BREAK-DOWN OF REVENUE (Details) - HKD ($)	6 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
IfrsStatementLineItems [Line Items]
Revenue	$ 11,760,649	$ 4,842,208
Energy saving services income [member]
IfrsStatementLineItems [Line Items]
Revenue	4,725,651	1,842,208
Consultancy fee income [member]
IfrsStatementLineItems [Line Items]
Revenue		3,000,000
Construction income [member]
IfrsStatementLineItems [Line Items]
Revenue	$ 7,034,998